Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Measurements
Schedule of information regarding financial assets and liabilities measured at fair value on a recurring basis

The following tables present information regarding financial assets and liabilities measured at fair value on a recurring basis (in thousands).

	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
June 30, 2014
Trading securities	$35	$61,628	$—	$61,663
Available for sale securities	24,653	1,113,306	63,819	1,201,778
Loans held for sale	—	1,400,464	10,409	1,410,873
Derivative assets	—	35,454	—	35,454
Mortgage servicing rights asset	—	—	35,877	35,877
Trading liabilities	—	48	—	48
Derivative liabilities	—	13,847	6,300	20,147

	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
December 31, 2013
Trading securities	$33	$58,813	$—	$58,846
Available for sale securities	22,079	1,121,011	60,053	1,203,143
Loans held for sale	—	1,061,310	27,729	1,089,039
Derivative assets	—	23,564	—	23,564
Mortgage servicing rights asset	—	—	20,149	20,149
Trading liabilities	—	46	—	46
Derivative liabilities	—	139	5,600	5,739

The following tables present information regarding financial assets and liabilities measured at fair value on a recurring basis (in thousands).

	Level 1	Level 2	Level 3	Total
December 31, 2013	Inputs	Inputs	Inputs	Fair Value
Cash and cash equivalents	$746,023	$—	$—	$746,023
Trading securities	33	58,813	—	58,846
Available for sale securities	22,079	1,121,011	60,053	1,203,143
Loans held for sale	—	1,061,310	27,729	1,089,039
Derivative assets	—	23,564	—	23,564
Mortgage servicing asset	—	—	20,149	20,149
Trading liabilities	—	46	—	46
Derivative liabilities	—	139	5,600	5,739

	Level 1	Level 2	Level 3	Total
December 31, 2012	Inputs	Inputs	Inputs	Fair Value
Cash and cash equivalents	$726,460	$—	$—	726,460
Trading securities	—	90,113	—	90,113
Available for sale securities	20,428	914,248	56,277	990,953
Loans held for sale	—	1,400,737	—	1,400,737
Derivative assets	—	15,697	—	15,697
Mortgage servicing asset	—	—	2,080	2,080
Time deposits	—	1,073	—	1,073
Trading liabilities	—	3,164	—	3,164
Derivative liabilities	—	1,080	4,490	5,570

Roll forward for financial instruments measured at fair value using Level 3 inputs

The following tables include a roll forward for those financial instruments measured at fair value using Level 3 inputs (in thousands).

				Total Gains or Losses
				(Realized or Unrealized)
	Balance at				Included in Other
	Beginning of	Purchases/	Sales/	Included in	Comprehensive	Balance at
	Period	Additions	Reductions	Net Income	Income (Loss)	End of Period
Three months ended June 30, 2014
Available for sale securities	$64,098	$—	$—	$616	$(895)	$63,819
Loans held for sale	26,826	5,522	(24,009)	2,070	—	10,409
Mortgage servicing rights asset	29,939	7,376	—	(1,438)	—	35,877
Derivative liabilities	(5,950)	—	—	(350)	—	(6,300)
Total	$114,913	$12,898	$(24,009)	$898	$(895)	$103,805

Six months ended June 30, 2014
Available for sale securities	$60,053	$—	$—	$1,209	$2,557	$63,819
Loans held for sale	27,729	10,422	(29,603)	1,861	—	10,409
Mortgage servicing rights asset	20,149	14,808	—	920	—	35,877
Derivative liabilities	(5,600)	—	—	(700)	—	(6,300)
Total	$102,331	$25,230	$(29,603)	$3,290	$2,557	$103,805

Three months ended June 30, 2013
Available for sale securities	$58,801	$—	$—	$531	$(3,822)	$55,510
Mortgage servicing rights asset	4,430	2,180	—	501	—	7,111
Derivative liabilities	(4,714)	—	—	(225)	—	(4,939)
Total	$58,517	$2,180	$—	$807	$(3,822)	$57,682

Six months ended June 30, 2013
Available for sale securities	$56,277	$—	$—	$1,043	$(1,810)	$55,510
Mortgage servicing rights asset	2,080	4,305	—	726	—	7,111
Derivative liabilities	(4,490)	—	—	(449)	—	(4,939)
Total	$53,867	$4,305	$—	$1,320	$(1,810)	$57,682

The following table includes a rollforward for those financial instruments measured at fair value using Level 3 inputs (in thousands).

					Total Gains or Losses
					(Realized or Unrealized)
	Balance at					Included in Other
	Beginning of			Transfers into	Included in	Comprehensive	Balance at
	Period	Purchases	Sales	Level 3	Net Income (Loss)	Income (Loss)	End of Period
Year ended December 31, 2013
Available for sale securities	$56,277	$—	$—	$—	$2,166	$1,610	$60,053
Loans held for sale	—	—	—	27,729	—	—	27,729
Mortgage servicing asset	2,080	13,886	—	—	4,183	—	20,149
Derivative liabilities	(4,490)	—	—	—	(1,110)	—	(5,600)
Total	$53,867	$13,886	$—	$27,729	$5,239	$1,610	$102,331

Year ended December 31, 2012
Available for sale securities	$60,377	$—	$—	$—	$1,867	$(5,967)	$56,277
Mortgage servicing asset	—	1,890	—	—	190	—	2,080
Derivative liabilities	—	(4,455)	—	—	(35)	—	(4,490)
Total	$60,377	$(2,565)	$—	$—	$2,022	$(5,967)	$53,867

Year ended December 31, 2011
Available for sale securities	$—	$50,000	$—	$—	$709	$9,668	$60,377
Total	$—	$50,000	$—	$—	$709	$9,668	$60,377

Schedule of changes in fair value for instruments reported at fair value under the Fair Value Option

The following tables present the changes in fair value for instruments that are reported at fair value under the Fair Value Option (in thousands).

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Three Months Ended June 30, 2014			Three Months Ended June 30, 2013
		Other	Total		Other	Total
	Net	Noninterest	Changes in	Net	Noninterest	Changes in
	Gains (Losses)	Income	Fair Value	Gains (Losses)	Income	Fair Value
Loans held for sale	$35,651	$—	$35,651	$(36,203)	$—	$(36,203)
Mortgage servicing rights asset	(1,438)	—	(1,438)	501	—	501
Time deposits	—	—	—	—	4	4

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Six Months Ended June 30, 2014			Six Months Ended June 30, 2013
		Other	Total		Other	Total
	Net	Noninterest	Changes in	Net	Noninterest	Changes in
	Gains (Losses)	Income	Fair Value	Gains (Losses)	Income	Fair Value
Loans held for sale	$40,169	$—	$40,169	$(41,641)	$—	$(41,641)
Mortgage servicing asset	920	—	920	726	—	726
Time deposits	—	—	—	—	12	12

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Year Ended December 31, 2013			Year Ended December 31, 2012
	Net Gains	Other	Total	Net Gains	Other	Total
	(Losses) from	Noninterest	Changes in	(Losses) from	Noninterest	Changes in
	Sale of Loans	Income	Fair Value	Sale of Loans	Income	Fair Value
Loans held for sale	$(19,353)	$—	$(19,353)	$(3,297)	$—	$(3,297)
Mortgage servicing asset	18,069	—	18,069	190	—	190
Time deposits	—	12	12	—	7	7

Schedule of carrying values and estimated fair values of financial instruments

The following tables present the carrying values and estimated fair values of financial instruments not measured at fair value on either a recurring or non-recurring basis (in thousands).

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
	Amount	Inputs	Inputs	Inputs	Total
June 30, 2014
Financial assets:
Cash and cash equivalents	$688,785	$688,785	$—	$—	$688,785
Held to maturity securities	65,275	—	65,631	—	65,631
Non-covered loans, net	3,678,406	—	356,907	3,346,987	3,703,894
Covered loans, net	840,898	—	—	902,588	902,588
Broker-dealer and clearing organization receivables	190,764	—	190,764	—	190,764
FDIC indemnification asset	175,114	—	—	175,114	175,114
Other assets	63,843	—	42,383	21,460	63,843

Financial liabilities:
Deposits	6,155,310	—	6,160,913	—	6,160,913
Broker-dealer and clearing organization payables	227,891	—	227,891	—	227,891
Short-term borrowings	1,187,193	—	1,187,193	—	1,187,193
Debt	122,596	—	115,856	—	115,856
Other liabilities	2,834	—	2,834	—	2,834

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
	Amount	Inputs	Inputs	Inputs	Total
December 31, 2013
Financial assets:
Cash and cash equivalents	$746,023	$746,023	$—	$—	$746,023
Non-covered loans, net	3,481,405	—	281,712	3,119,319	3,401,031
Covered loans, net	1,005,308	—	—	997,371	997,371
Broker-dealer and clearing organization receivables	119,317	—	119,317	—	119,317
FDIC indemnification asset	188,291	—	—	188,291	188,291
Other assets	66,055	—	43,946	22,109	66,055

Financial liabilities:
Deposits	6,722,019	—	6,722,909	—	6,722,909
Broker-dealer and clearing organization payables	129,678	—	129,678	—	129,678
Short-term borrowings	342,087	—	342,087	—	342,087
Debt	123,339	—	114,671	—	114,671
Other liabilities	3,362	—	3,362	—	3,362

The following table presents the carrying values and estimated fair values of financial instruments (in thousands).

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
December 31, 2013	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Non-covered loans, net	$3,481,405	$—	$281,712	$3,119,319	$3,401,031
Covered loans, net	1,005,308	—	—	997,371	997,371
Broker-dealer and clearing organization receivables	119,317	—	119,317	—	119,317
FDIC indemnification asset	188,291	—	—	188,291	188,291
Other assets	66,055	—	43,946	22,109	66,055

Financial liabilities:
Deposits	6,722,019	—	6,722,909	—	6,722,909
Broker-dealer and clearing organization payables	129,678	—	129,678	—	129,678
Short-term borrowings	342,087	—	342,087	—	342,087
Debt	123,339	—	114,671	—	114,671
Other liabilities	3,362	—	3,362	—	3,362

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
December 31, 2012	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Non-covered loans, net	$3,148,987	$—	$—	$3,148,987	$3,148,987
Broker-dealer and clearing organization receivables	145,564	—	145,564	—	145,564
Other assets	59,094	—	59,094	—	59,094

Financial liabilities:
Deposits	4,700,461	—	4,698,848	—	4,698,848
Broker-dealer and clearing organization payables	187,990	—	187,990	—	187,990
Short-term borrowings	728,250	—	728,250	—	728,250
Debt	208,551	—	217,092	—	217,092
Other liabilities	4,400	—	4,400	—	4,400